Acquisitions Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed on the closing date (in millions):

Fair Value at July 3, 2012
Property, plant and equipment	$18.1
Intangible assets	24.3
Goodwill	58.7
Other current and noncurrent assets	5.1
Current liabilities	(6.4)
Total cash paid	$99.8

Impact on Shareholder’s Equity of Acquisition of Minority Interest Holder
The following table shows the effects of the change in Starbucks ownership interest in UCO and our business in South China on Starbucks equity:

Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Transfers (to) from the noncontrolling interest:
Decrease in additional paid-in capital for purchase of interest in subsidiary	—	(28.0)	(26.8)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	$1,383.8	$1,217.7	$918.8